Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Decline in fair value	¥ 596	¥ 99	¥ 706
Other comprehensive income-net	10	15	35
Total credit losses	¥ 606	¥ 114	¥ 741